Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	$ 686,824	$ 666,879
Depreciation	(123,950)	(110,072)	$ (90,980)
Property, plant and equipment at year-end	740,491	686,824	666,879
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	490,515	436,977
Depreciation	(109,093)	(95,369)	(76,720)
Property, plant and equipment at year-end	505,128	490,515	436,977
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	2,666	2,294
Depreciation	(1,550)	(1,304)	(1,344)
Property, plant and equipment at year-end	2,422	2,666	2,294
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	96,306	93,654
Depreciation	(13,116)	(12,896)	(12,244)
Property, plant and equipment at year-end	106,743	96,306	93,654
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	977	4,433
Depreciation	(191)	(503)	(672)
Property, plant and equipment at year-end	1,126	977	4,433
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	15,781	16,480
Property, plant and equipment at year-end	24,117	15,781	16,480
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	80,579	113,041
Property, plant and equipment at year-end	100,955	80,579	113,041
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,203,987	1,461,625	1,317,157
Additions / ARO change	193,629	200,920	169,114
Currency translation differences	(11,708)	3,851	3,233
Disposals	(115)	(3,492)	(2,090)
Write-off / Impairment	(14,779)	(42,895)	(25,789)
Transfers	0	0	0
Assets held for sale		(416,022)
Property, plant and equipment at year-end	1,371,014	1,203,987	1,461,625
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	920,660	1,079,257	957,932
Additions / ARO change	2,319	9,744
Retirements, property, plant and equipment			(7,558)
Currency translation differences	(10,570)	3,477	2,921
Disposals	0	0	0
Write-off / Impairment	0	(13,332)	0
Transfers	122,437	171,538	125,962
Assets held for sale		(330,024)
Property, plant and equipment at year-end	1,034,846	920,660	1,079,257
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	13,133	19,093	18,712
Additions / ARO change	1,252	1,683	1,620
Currency translation differences	(140)	46	37
Disposals	(104)	(1,223)	(1,290)
Write-off / Impairment	0	0	0
Transfers	90	93	14
Assets held for sale		(6,559)
Property, plant and equipment at year-end	14,231	13,133	19,093
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	169,787	222,727	201,177
Additions / ARO change	0	12	6
Currency translation differences	(901)	277	232
Disposals	0	0	(26)
Write-off / Impairment	0	0	0
Transfers	23,616	21,262	21,338
Assets held for sale		(74,491)
Property, plant and equipment at year-end	192,502	169,787	222,727
Gross carrying amount [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	4,047	11,027	11,662
Additions / ARO change	0	17
Retirements, property, plant and equipment			(14)
Currency translation differences	(25)	8	6
Disposals	(11)	(2,150)	(774)
Write-off / Impairment	0	0	0
Transfers	352	93	147
Assets held for sale		(4,948)
Property, plant and equipment at year-end	4,363	4,047	11,027
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	15,781	16,480	27,204
Additions / ARO change	126,746	116,304	107,171
Currency translation differences	0	21	18
Disposals	0	(119)	0
Write-off / Impairment	0	0	0
Transfers	(118,410)	(116,905)	(117,913)
Assets held for sale		0
Property, plant and equipment at year-end	24,117	15,781	16,480
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	80,579	113,041	100,470
Additions / ARO change	63,312	73,160	67,889
Currency translation differences	(72)	22	19
Disposals	0	0	0
Write-off / Impairment	(14,779)	(29,563)	(25,789)
Transfers	(28,085)	(76,081)	(29,548)
Assets held for sale		0
Property, plant and equipment at year-end	100,955	80,579	113,041
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(517,163)	(794,746)	(703,110)
Currency translation differences	10,513	(3,505)	(2,673)
Depreciation	(123,950)	(110,072)	(90,980)
Disposals	77	3,066	2,017
Assets held for sale		(388,094)
Property, plant and equipment at year-end	(630,523)	(517,163)	(794,746)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(430,145)	(642,280)	(563,157)
Currency translation differences	9,520	(3,179)	(2,403)
Depreciation	(109,093)	(95,369)	(76,720)
Disposals	0	0	0
Assets held for sale		(310,683)
Property, plant and equipment at year-end	(529,718)	(430,145)	(642,280)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(10,467)	(16,799)	(16,668)
Currency translation differences	131	(41)	(33)
Depreciation	(1,550)	(1,304)	(1,344)
Disposals	77	1,189	1,246
Assets held for sale		(6,488)
Property, plant and equipment at year-end	(11,809)	(10,467)	(16,799)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(73,481)	(129,073)	(116,617)
Currency translation differences	838	(277)	(231)
Depreciation	(13,116)	(12,896)	(12,244)
Disposals	0	0	19
Assets held for sale		(68,765)
Property, plant and equipment at year-end	(85,759)	(73,481)	(129,073)
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(3,070)	(6,594)	(6,668)
Currency translation differences	24	(8)	(6)
Depreciation	(191)	(503)	(672)
Disposals	0	1,877	752
Assets held for sale		(2,158)
Property, plant and equipment at year-end	(3,237)	(3,070)	(6,594)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale		0
Property, plant and equipment at year-end	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale		0
Property, plant and equipment at year-end	$ 0	$ 0	$ 0